SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of securities excluded from diluted per share (Details) - shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	131,000	141,800	141,800
Stock warrants
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Potentially dilutive securities	131,000	141,800	141,800